Related Party Transactions (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Interest expense		$ 751	$ 462
Accounts payable		8,154	6,616
Accounts receivable		10,982	23,757
Interest payable (classified under other current liabilities)		5,062	4,892
Aeries Financial Technologies Private Limited [Member]
Cost sharing arrangements	[1]	177	187
Interest income	[2],[3]	188	166
Accounts receivable	[1]	102	11
Investment in 0.001% Series-A Redeemable preference share	[3]	1,008	939
Loans to affiliates (classified under other assets)	[2]	102	105
Bhanix Finance And Investment Limited [Member]
Cost sharing arrangements	[1]	120	115
Corporate guarantee commission			2
Accounts receivable	[1]	105	17
Aeries Technology Products And Strategies Private Limited [Member]
Corporate guarantee expense	[4]		2
Interest expense	[5]	72	30
Interest income	[3],[6]	125	99
Office management and support services expense	[7]	36	94
Accounts payable	[7]		9
Interest payable (classified under other current liabilities)	[5]	41
Interest receivable (classified under prepaid expenses and other current assets)	[6]	14
Investment in 10% Cumulative redeemable preference shares	[3]	822	792
Loans from affiliates	[5]	111	498
Loans to affiliates (classified under other assets)	[6]	129	558
Mr Vaibhav Rao [Member]
Interest expense	[8]	83	84
Loan from Members of immediate families of Venu Raman Kumar	[8]	812	834
Sqrrl Fintech Private Limited [Member]
Interest expense	[9]	8
Ralak Consulting LLP [Member]
Legal and professional fees paid	[10]	305	424
Aark II Pte Limited [Member]
Management consultancy service	[11]	2,861	3,176
Accounts receivable	[11]	439	629
TSLC Pte Limited [Member]
Management consultancy service	[11]		119
Accounts receivable	[11]	101	128
Aeries Financial Technologies Private Ltd [Member]
Interest receivable (classified under prepaid expenses and other current assets)	[2]	$ 1

[1]	The Company was in a cost sharing arrangement with Aeries Financial Technologies Private Ltd and Bhanix Finance and Investment Ltd under separate agreements dated April 1, 2020. The cost sharing arrangement included costs in the areas of office management, IT and operations. The agreements are for a 36-month term with auto renewals after the original term.
[2]	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 15-17% per annum.
[3]	This amount represents investments in affiliates. The Company earned interest income on its investments in affiliates.
[4]	ATPSPL gave corporate guarantee of INR 240,000 (or approximately $2,804 at the exchange rate in effect on March 31, 2025) on behalf of the Company towards the revolving credit facility availed. ATPSPL charges a corporate guarantee commission of 0.5% on the total corporate guarantee given. The guarantee was withdrawn during the year ended March 31, 2024.
[5]	The Company incurred interest expense in relation to loans taken from ATPSPL, which were borrowed to meet working capital requirements. The loans were for a 3-year term and were issued at an interest rate of 12% per annum.
[6]	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 12% per annum.
[7]	The Company availed management consulting services from ATPSPL under agreements dated March 20, 2020 and April 1, 2021.
[8]	The Company obtained a loan at 10% interest rate from Mr. Vaibhav Rao for business purposes. The agreement shall remain valid until the principal amount along with interest is fully repaid. The loan amount was outstanding in entirety as of March 31, 2025.
[9]	The Company incurred interest expense in relation to loans taken from Sqrrl, which were borrowed to meet working capital requirements. The loans were for a 3-month term and were issued at an interest rate of 17% per annum.
[10]	The Company availed consulting services including implementation services in business restructuring, risk management, feasibility studies, mergers & acquisitions etc. from Ralak Consulting LLP via agreement dated April 1, 2022.
[11]	The Company provided management consulting services to Aark II Pte Ltd under an agreement dated June 21, 2021 and its amendments thereof and to TSLC Pte Ltd under an agreement dated July 12, 2021.